Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Definite Lived Intangible Assets By Major Class [Line Items]
Impairment of intangible assets	¥ 0.0	¥ 0.0	¥ 0.0
Amortization expenses	6.8	¥ 10.1	¥ 15.8
Estimated amortization expenses
2026	5.5
2027	3.0
2028	1.2
2029	0.5
2030	¥ 0.2